Note S - Consolidated Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
201 9
Total interest income	$13,058	$12,483	$12,521	$12,255
Total interest expense	1,671	1,830	1,895	1,869
Net interest income	11,387	10,653	10,626	10,386
Provision for loan losses	2,377	(806)	444	(1,015)
Noninterest income	1,846	2,003	2,107	3,210
Noninterest expense	9,568	9,791	9,738	10,401
Net income	1,193	3,079	2,137	3,498

Earnings per share	$0.25	$0.65	$0.45	$0.73

201 8
Total interest income	$12,709	$11,938	$12,181	$12,369
Total interest expense	1,199	1,298	1,418	1,556
Net interest income	11,510	10,640	10,763	10,813
Provision for loan losses	756	(23)	962	(656)
Noninterest income	3,076	2,538	1,927	1,397
Noninterest expense	9,808	9,674	9,761	8,183
Net income	3,366	2,976	1,746	3,856

Earnings per share	$0.71	$0.63	$0.37	$0.82